Organization and Principal Activities - Schedule of Company’s Consolidated Financial Statements (Details) - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Company’s Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 19,197	¥ 15,522
Accounts receivable, net	23,731	33,172
Inventories, net	11,104	27,894
Prepayments and other current assets	32,418	48,291
Inter-company receivables	19,140	83,700
Property and equipment, net	2,444	4,661
Intangible assets	25	101
Operating lease right-of-use assets	7,346	22,305
Long-term investments	65,849	75,505
Other non-current asset	2,093	5,219
Total assets	190,645	323,140
Short-term borrowings	10,213	363
Accounts payable	2,279	13,459
Salary and welfare payable	440	5,573
Accrued liabilities and other current liabilities	6,759	15,712
Contract liabilities	1,579	4,471
Operating lease liabilities, current	5,254	9,207
Inter-company payables	997,922	1,095,452
Operating lease liabilities, non-current	2,209	12,741
Other debts, non-current	11,500	75,481
Total liabilities	1,038,155	1,232,480
Net revenues:
Total revenues	504,792	872,615	¥ 933,459
Cost of revenues:
Total cost of revenues	(359,120)	(616,328)	(711,246)
Gross profit	145,672	256,287	222,213
Operating expenses:
Total operating expenses	(138,513)	(237,893)	(288,291)
Impairment of goodwill		(994)
Other income, net	961	158	98
Profit/(Loss) from operations	8,120	17,558	(65,980)
Non-operating expense	(15,744)	(29)	(20,680)
Profit/(Loss) before income tax expenses	(7,624)	17,529	(86,660)
Income tax benefits	38	21	681
Share of results of equity investees	50	(82)	418
Net profit/(loss)	(7,536)	17,468	(85,561)
Cash flows from operating activities:
Net cash provided by transactions with external parties	244,798	471,991	526,201
Net cash used in transactions with the Company’s entities	(717,589)	(449,155)	(329,325)
Net cash generated from/ (used in) operating activities	(472,791)	22,836	196,876
Cash flows from investing activities:
Other investing activities	5,219	(9,638)	(18,482)
Cash flows of loan funding provided to the Company’s entities, net of repayments received			6,294
Net cash used in investing activities	5,219	(9,638)	(12,188)
Cash flows from financing activities:
Other financing activities	3,032	(88,469)	(273,906)
Cash flows of loan funding received from the Company’s entities, net of repayments made	468,214	69,204	91,794
Net cash generated from/ (used in) financing activities	471,246	(19,265)	(182,112)
Related Party [Member]
Schedule of Company’s Consolidated Financial Statements [Line Items]
Amounts due from related parties	7,298	6,770
Amounts due to related parties, current		21
Third Party [Member]
Net revenues:
Total revenues	463,457	786,152	877,380
Cost of revenues:
Total cost of revenues	(92,297)	(81,810)	(160,661)
Operating expenses:
Total operating expenses	(138,799)	(237,852)	(288,291)
Inter Company [Member]
Net revenues:
Total revenues	41,335	86,463	56,079
Cost of revenues:
Total cost of revenues	(266,823)	(534,518)	(550,585)
Operating expenses:
Total operating expenses	¥ 286	¥ (41)